Perpetual Convertible Preferred Shares	12 Months Ended
Dec. 31, 2019
Temporary Equity [Line Items]
Griffin Capital Essential Asset REIT, Inc. [Member]
12.	Perpetual Convertible Preferred Shares
On August 8, 2018,
EA-1
entered into a purchase agreement (the “Purchase Agreement”) with SHBNPP Global Professional Investment Type Private Real Estate Trust No. 13(H) (acting through Kookmin Bank as trustee) (the “Purchaser”) and Shinhan BNP Paribas Asset Management Corporation, as an asset manager of the Purchaser, pursuant to which the Purchaser agreed to purchase an aggregate of 10,000,000 shares of
EA-1
Series A Cumulative Perpetual Convertible Preferred Stock at a price of $25.00 per share (the
“EA-1
Series A Preferred Shares”) in two tranches, each comprising 5,000,000
EA-1
Series A Preferred Shares. On August 8, 2018 (the “First Issuance Date”),
EA-1
issued 5,000,000 Series A Preferred Shares to the Purchaser for a total purchase price of $125.0 million (the “First Issuance”).
EA-1
paid transaction fees totaling 3.5% of the First Issuance purchase price and incurred approximately $0.4 million in transaction-related expenses to unaffiliated third parties.
EA-1’s
former external advisor incurred transaction-related expenses of approximately $0.2 million, which was reimbursed by
EA-1.
Upon consummation of the Mergers, the Company issued 5,000,000 Series A Preferred Shares to the Purchaser. Pursuant to the Purchase Agreement, the Purchaser has agreed to purchase an additional 5,000,000 Series A Preferred Shares (the “Second Issuance”) at a later date (the “Second Issuance Date”) for an additional purchase price of $125.0 million subject to approval by the Purchaser’s internal investment committee and the satisfaction of the conditions in the Purchase Agreement, including, but not limited to, the execution of an Ownership Limit Exemption Agreement. Pursuant to the Purchase Agreement, the Purchaser is generally restricted from transferring the Series A Preferred Shares or the economic interest in the Series A Preferred Shares for a period of five years from the closing date.
The Company’s Series A Preferred Shares are not registered under the Securities Act and are not listed on a national securities exchange. The articles supplementary filed by the Company related to the Series A Preferred Shares set forth the key terms of such shares as follows:
Distributions
Subject to the terms of the applicable articles supplementary, the holders of the Series A Preferred Shares are entitled to receive distributions quarterly in arrears at a rate equal to one-fourth
(1/4) of the applicable varying rate, as follows:

i.
an initial annual distribution rate of 6.55%, or if the Company’s Board decides to proceed with the Second Issuance, 6.55% from and after the Second Issuance Date until the five year anniversary of the First Issuance Date, or if the Second Issuance occurs, the five year anniversary of the Second Issuance Date (the “Reset Date”), subject to paragraphs (iii) and (iv) below;

ii.	6.75% from and after the Reset Date, subject to paragraphs (iii) and (iv) below;

iii.
if a listing (“Listing”) of the Company’s shares of common stock or the Series A Preferred Shares on a national securities exchange registered under Section 6(a) of the Exchange Act, does not occur by August 1, 2020 (the “First Triggering Event”), 7.55% from and after August 2, 2020 and 7.75% from and after the Reset Date, subject to certain conditions as set forth in the articles supplementary; or

iv.	if a Listing does not occur by August 1, 2021, 8.05% from and after August 2, 2021 until the Reset Date, and 8.25% from and after the Reset Date.
Liquidation Preference
Upon any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of the Series A Preferred Shares will be entitled to be paid out of the Company’s assets legally available for distribution to the stockholders, after payment of or provision for the Company’s debts and other liabilities, liquidating distributions, in cash or property at its fair market value as determined by the Company’s Board, in the amount, for each outstanding Series A Preferred Share equal to $25.00 per Series A Preferred Share (the “Liquidation Preference”), plus an amount equal to any accumulated and unpaid distributions to the date of payment, before any distribution or payment is made to holders of shares of common stock or any other class or series of equity securities ranking junior to the Series A Preferred Shares but subject to the preferential rights of holders of any class or series of equity securities ranking senior to the Series A Preferred Shares. After payment of the full amount of the Liquidation Preference to which they are entitled, plus an amount equal to any accumulated and unpaid distributions to the date of payment, the holders of Series A Preferred Shares will have no right or claim to any of the Company’s remaining assets.
Company Redemption Rights
The Series A Preferred Shares may be redeemed by the Company, in whole or in part, at the Company’s option, upon the earlier to occur of: (i) five years from the First Issuance Date or (ii) the First Triggering Event, at a per share redemption price in cash equal to $25.00 per Series A Preferred Share (the “Redemption Price”), plus any accumulated and unpaid distributions on the Series A Preferred Shares up to the redemption date, plus, a redemption fee of 1.5% of the Redemption Price in the case of a redemption that occurs on or after the date of the First Triggering Event, but before the date that is five years from the First Issuance Date.
Holder Redemption Rights
In the event the Company fails to effect a Listing by August 1, 2023, the holder of any Series A Preferred Shares has the option to request a redemption of such shares on or on any date following August 1, 2023, at the Redemption Price, plus any accumulated and unpaid distributions up to the redemption date (the “Redemption Right”); provided, however, that no holder of the Series A Preferred Shares shall have a Redemption Right if a Listing occurs prior to or on August 1, 2023.
Conversion Rights
Subject to the Company’s redemption rights and certain conditions set forth in the articles supplementary, a holder of the Series A Preferred Shares, at his or her option, will have the right to convert such holder’s Series A Preferred Shares into shares of the Company’s common stock any time after the earlier of (i) five years from the First Issuance Date, or if the Second Issuance occurs, five years from the Second Issuance Date or (ii) a Change of Control (as defined in the articles supplementary) at a per share conversion rate equal to the Liquidation Preference divided by the then Common Stock Fair Market Value (as defined in the articles supplementary).